Subsequent events (Details) $ / shares in Units, $ in Millions											1 Months Ended	2 Months Ended	3 Months Ended										6 Months Ended			10 Months Ended	12 Months Ended
	Aug. 10, 2020 $ / shares	Jul. 13, 2020 $ / shares	Mar. 13, 2020 $ / shares	Mar. 10, 2020 $ / shares	Feb. 18, 2020 $ / shares	Feb. 14, 2020 $ / shares	Jan. 10, 2020 $ / shares	Dec. 31, 2019	Dec. 31, 2018	[1]	Nov. 14, 2019	Dec. 31, 2019	Jun. 30, 2020	Mar. 31, 2020 USD ($) item	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	[1]	Nov. 14, 2019 [1]	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]	Aug. 07, 2020 USD ($)
Subsequent Event [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]								Successor	Predecessor		Predecessor	Successor	Successor		Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor		Predecessor	Predecessor	Predecessor		Predecessor
Common stock dividend declared				$ 0.08	$ 0.08		$ 0.08
Common stock dividend paid			$ 0.08			$ 0.08
Number of Mortgage notes receivable originated and/or refinanced | item														18
Total commitments relating to mortgage notes receivable | $														$ 100.9
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock dividend declared	$ 0.06	$ 0.06
Financing Receivable, Loan in Process | $																																$ 88.0

[1]	Predecessor periods are combined as disclosed in Note 1.